Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.13850%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,380,883.36

Principal:
Principal Collections	$11,516,470.16
Prepayments in Full	$5,820,814.82
Liquidation Proceeds	$365,292.17
Recoveries	$83,351.97
Sub Total	$17,785,929.12
Collections	$19,166,812.48

Purchase Amounts:
Purchase Amounts Related to Principal	$196,147.60
Purchase Amounts Related to Interest	$1,426.73
Sub Total	$197,574.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,364,386.81

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,364,386.81
Servicing Fee	$235,936.15	$235,936.15	$0.00	$0.00	$19,128,450.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,128,450.66
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,128,450.66
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,128,450.66
Interest - Class A-3 Notes	$363,571.46	$363,571.46	$0.00	$0.00	$18,764,879.20
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$18,465,495.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,465,495.87
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$18,246,200.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,246,200.20
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$18,095,789.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,095,789.28
Regular Principal Payment	$16,713,082.18	$16,713,082.18	$0.00	$0.00	$1,382,707.10
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,382,707.10
Residual Released to Depositor	$0.00	$1,382,707.10	$0.00	$0.00	$0.00
Total		$19,364,386.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,713,082.18
Total					$16,713,082.18

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,713,082.18	$34.89	$363,571.46	$0.76	$17,076,653.64	$35.65
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$16,713,082.18	$10.59	$1,032,661.38	$0.65	$17,745,743.56	$11.24

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$83,419,837.68	0.1741541	$66,706,755.50	0.1392625
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$233,359,837.68	0.1477953	$216,646,755.50	0.1372103

Pool Information
Weighted Average APR	5.875%	5.901%
Weighted Average Remaining Term	28.41	27.65
Number of Receivables Outstanding	15,591	15,087
Pool Balance	$283,123,375.10	$264,829,917.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$265,238,251.25	$248,250,767.21
Pool Factor	0.1646659	0.1540263

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$16,579,150.49
Targeted Overcollateralization Amount	$48,183,162.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,183,162.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$394,732.65
(Recoveries)		101	$83,351.97
Net Loss for Current Collection Period			$311,380.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.3198%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0471%
Second Prior Collection Period			0.6465%
Prior Collection Period			0.1738%
Current Collection Period			1.3638%
Four Month Average (Current and Prior Three Collection Periods)			0.5578%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,035	$18,971,524.71
(Cumulative Recoveries)			$3,777,160.74
Cumulative Net Loss for All Collection Periods			$15,194,363.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8837%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,250.91
Average Net Loss for Receivables that have experienced a Realized Loss			$5,006.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.45%	250	$6,494,118.79
61-90 Days Delinquent	0.54%	44	$1,441,047.98
91-120 Days Delinquent	0.08%	9	$202,780.40
Over 120 Days Delinquent	0.37%	25	$976,262.15
Total Delinquent Receivables	3.44%	328	$9,114,209.32

Repossession Inventory:
Repossessed in the Current Collection Period		15	$466,008.94
Total Repossessed Inventory		33	$988,250.49

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3907%
Prior Collection Period			0.4426%
Current Collection Period			0.5170%
Three Month Average			0.4501%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.9893%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	40

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	45	$1,208,596.60
2 Months Extended	81	$2,167,674.99
3+ Months Extended	18	$418,152.34

Total Receivables Extended	144	$3,794,423.93
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer